Pension, Retiree Medical and Savings Plans (Weighted-Average Assumptions to Determine Projected Benefit Liability and Benefit Expense for Pension and Retiree Medical Plans) (Details)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
United States Pension Plan of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability discount rate	4.20%	5.00%	4.20%
Expense discount rate	5.00%	4.20%	4.60%
Expected return on plan assets	7.50%	7.80%	7.80%
Liability rate of salary increases	3.50%	3.70%	3.70%
Expense rate of salary increases	3.70%	3.70%	3.70%
International
Defined Benefit Plan Disclosure [Line Items]
Liability discount rate	3.80%	4.70%	4.40%
Expense discount rate	4.70%	4.40%	4.80%
Expected return on plan assets	6.60%	6.60%	6.70%
Liability rate of salary increases	3.60%	3.90%	3.90%
Expense rate of salary increases	3.90%	3.90%	4.10%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Liability discount rate	3.80%	4.60%	3.70%
Expense discount rate	4.30%	3.70%	4.40%
Expected return on plan assets	7.50%	7.80%	7.80%